Subsequent Event	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Event
15                   Subsequent Event

On January 16, 2014, the Company acquired Coram LLC (“Coram”), the specialty infusion services and enteral nutrition business unit of Apria Healthcare Group Inc. for approximately $2.1 billion. Coram is one of the nation's largest providers of comprehensive infusion services, caring for approximately 165,000 patients annually. Coram has approximately 4,600 employees, including approximately 600 nurses and 250 dietitians, operating primarily through 85 branch locations and six centers of excellence for patient intake. Coram’s results of operations will be included in the Company's Pharmacy Services Segment beginning January 16, 2014.